INVENTORY (Schedule of inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,669	$ 2,363	$ 899
Harvested Cannabis		120	72
Work In Progress		6	97
Finished goods	7,015	6,384	1,962
Total	$ 8,684	$ 8,747	$ 3,030